Document and Entity Information	Mar. 03, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001071255
Document Type	8-K
Document Period End Date	Mar. 03, 2023
Entity Registrant Name	GOLDEN ENTERTAINMENT, INC.
Entity Incorporation State Country Code	MN
Entity File Number	000-24993
Entity Tax Identification Number	41-1913991
Entity Address, Address Line One	6595 S Jones Boulevard
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
City Area Code	(702)
Local Phone Number	893-7777
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	GDEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false